Business Segments (Details)	12 Months Ended
Dec. 31, 2015 television_station
Segment Reporting Information [Line Items]
Number of Television Stations	42
Percentage of Total Revenue, No Single Customer Exceeds	.1
Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	42
Dreamcatcher | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	3
FOX Broadcasting Company Television Affiliates | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	14
CW Television | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	13
CBS Corporation Television Affiliates | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	6
American Broadcasting Company Television Affiliates | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	3
National Broadcasting Company Television Affiliates | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	2
Independent Television Stations | Television and Entertainment
Segment Reporting Information [Line Items]
Number of Television Stations	4